UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO
SECTION 15G OF THE
SECURITIES EXCHANGE ACT
OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2020 to December 31, 2020

Date of Report (Date of earliest event reported): February 2, 2021

Exact name of securitizer as specified in its charter: LendingHome Funding Corporation

Commission File Number of securitizer: 025-04540

Central Index Key Number of securitizer: 0001601642[1]

Michael Bourque, (415) 202-6400
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

1  LendingHome Funding Corporation (“LHFC”) is filing this Form ABS-15G in its capacity as sponsor of the LHOME Mortgage Trust 2019-RTL1, Series 2019-RTL1 Notes transaction, the LHOME Mortgage Trust 2019-RTL2, Series 2019-RTL2 Notes transaction, the LHOME Mortgage Trust 2019-RTL3, Series 2019-RTL3 Notes transaction. LHOME Mortgage Trust 2020-RTL1, Series 2020-RTL1 Notes transaction and LHOME Mortgage Trust 2020-RTL2, Series 2020-RTL2 Notes transaction (the “Specified Transactions”), which are covered by this report, and to exempt its affiliate LHFC Depositor, LLC, the depositor of the Specified Transactions, from filing a Form ABS-15G pursuant to Rule 15Ga-1(b).  In LHFC’s capacity as sponsor, LHFC is a securitizer for purposes of Rule 15GA-1 and this report relates to the assets sold by LHFC into the Specified Transactions.  This report only contains information relating to the Specified Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which LHFC may have acted as a securitizer.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Explanatory Note:
We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”) and (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”).  The information in this Form ABS-15G has not been verified by any third party.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 2, 2021	LENDINGHOME FUNDING CORPORATION
(Securitizer)

	By:	/s/ Michael Bourque
		Name:	Michael Bourque
		Title:	Chief Executive Officer